Fair value measurement	12 Months Ended
Dec. 31, 2024
Fair value measurement [Abstract]
Fair value measurement
24	Fair value measurement

Fair value measures for non-financial assets

The non-financial assets and liabilities measured at fair value in the statement of financial position are grouped into three levels of fair value hierarchy. The three levels are defined based on the observability of relevant data for the measuring, as follows:

•	Level 1: quoted prices (without adjustment) in active markets for identical assets and liabilities;

•	Level 2: data other than the quoted prices included in Level 1 that are observable for the asset and liability, either directly or indirectly;

•	Level 3: non-observable data for the asset or liability.

As of December 31, 2024 and 2023 non-financial assets measured at fair value were classified in Level 2 of this hierarchy, as described below:

	2024	2023
Level 3
Buildings	$172,305	$101,033
Lands	1,368,143	1,419,674
	$1,540,448	$1,520,707

As of December 31, 2024 and 2023, fair value of the Company’s properties were estimated based on appraisals performed by independent, professionally qualified property valuers.

The important information and assumptions are prepared in close collaboration with Management. The valuation processes and changes in the fair value are reviewed by the Administration and Finance Department on the financial reporting date. Additional information on fair value measurement is as follows.

Buildings and lands (Level 3)

The valuation was prepared based on a market focus that reflects the prices observed on recent market transactions involving similar properties and incorporates adjustments for factors specific to the property in question, including land size, location, liens, and current use.

The most significant information used, which is not observable, is the adjustment for factors specific to the properties in question. The magnitude and direction of this adjustment depends on the characteristics of observable market transactions for similar properties used as the end point for the valuation. Although this information is subjective, Management considers that the global valuation will not be materially affected by reasonably possible alternatives.

As of December 31, 2024 and 2023, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 was as follows:

	2024	2023
Balance as of January 1	$1,520,707	$1,250,989
Amount recognized in other comprehensive income:
Revaluation surplus	22,974	-

Additions and disposals, net	(3,233)	(2,782)
Transfer from available-for-sale assets	-	272,500
Balance as of December 31	$1,540,448	$1,520,707

As of December 31, 2024 and 2023, there were no effects from unrealized gains from fair value measurements.